Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
General and administrative expenses - related party	[1]	$ 2,564	$ 2,244	$ 2,013

[1]	General and administrative expenses:This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.